Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Disclosure of transactions between related parties
The total amount of the remuneration paid in local currency to all non-executive directors for their services as members of the board and committees (if applicable) is as follows:

(in thousands of EUR)	2022	2021	2020
Total remuneration	977	977	1,048
The remuneration (excluding the CEO) consists of a fixed and a variable component and can be summarized as follows:

(in thousands of EUR)	2022	2021	2020
Total fixed remuneration	2,724	2,068	2,165
of which
Cost of pension	28	28	18
Other benefits	810	—	143

Total variable remuneration	7,320	1,606	1,029
of which
Share-based payments	5,757	911	69
The remuneration of the CEO can be summarized as follows:

(in thousands of EUR)	2022	2021	2020
Total fixed remuneration	624	624	624
of which
Cost of pension	—	—	—
Other benefits	—	—	—

Total variable remuneration	3,628	903	424
of which
Share-based payments	2,966	568	54
Details of outstanding balances and transactions between the Group and its joint ventures are disclosed below:

As of and for the year ended December 31, 2021
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income
TI Africa Ltd	567	61	11,465	397	—
TI Asia Ltd	482	—	—	397	4,635
Bari Shipholding Ltd	2,114	1,804	22,229	—	—
Bastia Shipholding Ltd	7	1	—	—	—
Tankers Agencies (UK) Ltd	—	134	—	—	—
Total	3,170	2,000	33,694	794	4,635

As of and for the year ended December 31, 2022
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income

TI Africa Ltd	—	58	—	162	—
TI Asia Ltd	—	—	—	162	1,000
Bari Shipholding Ltd	14	—	850	—	—
Bastia Shipholding Ltd	—	—	—	—	150
Tankers Agencies (UK) Ltd	—	125	—	—	1,871
Total	14	183	850	324	3,021